Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Options - $ / shares	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Fair Value of Stock Options [Abstract]
Stock price (in Dollars per share)	$ 0.85	$ 0.3
Risk-free interest rate	4.50%	2.80%
Term (years)	5 years	5 years
Volatility	85.00%	85.00%
Forfeiture rate	0.00%	0.00%
Dividend yield	0.00%	0.00%